Domestic and Foreign Total Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues	$ 3,539,570	$ 2,957,951	$ 2,155,551
Domestic
Segment Reporting Information [Line Items]
Total revenues	3,493,462	2,912,115	2,113,068
Foreign
Segment Reporting Information [Line Items]
Total revenues	$ 46,108	$ 45,836	$ 42,483